                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-02258
                                    ---------
                       Investment Company Act File Number

                           Eaton Vance Series Trust II
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
      Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
      ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number,
                              Including Area Code)

                                     June 30
                                   -----------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND             AS OF SEPTEMBER 30,2004
------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS

COMMON STOCKS -85.9%
Security                                                                Shares                 Value
------------------------------------------------------------------------------------------------------
ARGENTINA-2.1%
------------------------------------------------------------------------------------------------------
BBVA Banco Frances SA (a)                                                   67,312       $     147,400
Grupo Financiero Galicia SA (Class 'B' Shares) (a)                         263,448             173,158
IRSA Inversiones y Representaciones SA (a)                                 119,544              97,014
Ledesma SAAI                                                               259,501             182,747
Molinos Rio de la Plata SA (a)                                              92,923             126,203
Petrobras Energia Participaciones SA (a)                                   134,218             149,431
Quilmes Industrial SA (ADR)                                                 14,706             264,708
Renault Argentina SA (a)                                                   771,757             190,222
Siderar SAIC                                                                75,100             453,320
Telecom Argentina SA (a)                                                   229,824             499,416
Tenaris SA                                                                 287,701           1,331,413
Transportadora de Gas del Sur SA (a)                                       252,923             242,575
------------------------------------------------------------------------------------------------------
                                                                                         $   3,857,607
------------------------------------------------------------------------------------------------------
BOTSWANA-0.9%
------------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                     284,600       $     720,095
Sefalana Holding Co. (b)                                                    99,100             136,864
Standard Chartered Bank of Botswana (b)                                    488,210             725,721
------------------------------------------------------------------------------------------------------
                                                                                         $   1,582,680
------------------------------------------------------------------------------------------------------
BRAZIL-3.2%
------------------------------------------------------------------------------------------------------
Brasil Telecom SA                                                       33,349,635       $     132,629
Cia Brasileira de Distribuicao Grupo Pao de Acucar                       7,178,255             145,323
Cia de Bebidas das Americas (AmBev)                                      1,140,000             486,464
Cia Vale do Rio Doce (CVRD)                                                 66,900           1,502,267
Embratel Participacoes SA (a)                                           37,424,000             195,563
Empresa Brasileira de Aeronautica SA                                        27,000             130,609
Petroleo Brasileiro SA (a)                                                  28,700           1,040,990
Petroleo Brasileiro SA (ADR) (a)                                            46,850           1,495,452
Souza Cruz SA                                                               18,700             202,632
Tele Norte Leste Participacoes SA (ADR)                                     26,608             352,023
Uniao de Bancos Brasileiros SA                                              49,724             236,879
------------------------------------------------------------------------------------------------------
                                                                                         $   5,920,831
------------------------------------------------------------------------------------------------------
CHILE-3.1%
------------------------------------------------------------------------------------------------------
Banco de Chile (ADR)                                                         4,800       $     169,440
Banco Santander Chile SA (ADR)                                              47,622           1,330,559
Cia Cervecerias Unidas SA (ADR)                                             10,300             243,698
Cia de Telecomunicaciones de Chile SA (ADR)                                 37,866             419,934
Cristalerias de Chile SA (ADR)                                               8,800             251,316
Distribucion y Servicio D&S SA (ADR)                                        20,800             331,136
Embotelladora Andina SA (ADR) (Series 'A')                                   6,700              84,420
Embotelladora Andina SA (ADR) (Series 'B')                                  27,700             332,400
Empresa Nacional de Electricidad SA (ADR)                                   41,359             648,509
Enersis SA (ADR) (a)                                                        36,571             264,774
Masisa SA (ADR)                                                             32,100             520,020
Quinenco SA (ADR)                                                           22,000             250,800
Sociedad Quimica y Minera de Chile SA (ADR)                                  2,095             102,546
Sociedad Quimica y Minera de Chile SA (ADR) (Series 'B')                     8,300             400,060
Vina Concha y Toro SA (ADR)                                                  6,200             347,200
------------------------------------------------------------------------------------------------------
                                                                                         $   5,696,812
------------------------------------------------------------------------------------------------------
CHINA-2.7%
------------------------------------------------------------------------------------------------------
Beijing North Star Co., Ltd. (Class 'H' Shares)                          1,580,000       $     324,148
China Merchants Property Development Co., Ltd.                             392,436             305,472
Dazhong Transportation Group Co., Ltd.                                     142,788              86,530
Guangdong Electric Power Development Co., Ltd. (a)                         427,800             261,133
Jilin Chemical Industrial Co., Ltd. (Class 'H' Shares) (a)                 168,000              34,619
Maanshan Iron & Steel Co., Ltd.                                          2,729,000           1,203,526
Qingling Motors Co., Ltd.                                                2,206,000             296,579
Shanghai Diesel Engine Co., Ltd.                                           534,000             351,372
Shanghai Jinjiang International Hotels Development Co., Ltd.               574,800             255,211
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. (a)               90                  40
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.               587,000             314,632
Sinopec Yizheng Chemical Fibre Co., Ltd.                                 3,201,000             734,141
Tsingtao Brewery Co., Ltd.                                                 846,000             844,168
------------------------------------------------------------------------------------------------------
                                                                                         $   5,011,571
------------------------------------------------------------------------------------------------------
COLOMBIA-0.4%
------------------------------------------------------------------------------------------------------
Bancolombia SA (ADR)                                                        87,900       $     711,990
------------------------------------------------------------------------------------------------------
                                                                                         $     711,990
------------------------------------------------------------------------------------------------------
CROATIA-0.6%
------------------------------------------------------------------------------------------------------
Pliva DD (GDR)                                                              67,340       $   1,027,164
------------------------------------------------------------------------------------------------------
                                                                                         $   1,027,164
------------------------------------------------------------------------------------------------------
CZECH REPUBLIC-2.1%
------------------------------------------------------------------------------------------------------
Cesky Telecom AS (GDR) (a)                                                  54,303       $     720,166
CEZ AS                                                                     112,970           1,156,372
Komercni Banka AS (GDR)                                                     27,154           1,006,490
Philip Morris CR                                                               860             505,512
Unipetrol AS (a)                                                           116,900             398,122
------------------------------------------------------------------------------------------------------
                                                                                         $   3,786,662
------------------------------------------------------------------------------------------------------
EGYPT-2.4%
------------------------------------------------------------------------------------------------------
Commercial International Bank                                              115,520       $     569,170
Eastern Tobacco                                                             20,000             404,170
Egyptian Electrical Cables Co. (a)                                          55,282              37,328
Egyptian International Pharmaceutical Industrial Co.                        85,020             128,178
Egyptian Media Production City (a)                                         124,472             266,512
Misr International Bank (a)                                                 41,140             205,205
MobiNil- Egyptian Company for Mobil Services                                33,178             586,994
Olympic Group Financial Investment Co.                                      47,706             134,663
Orascom Construction Industries (OCI)                                       40,965             886,973
Orascom Telecommunication (a)                                               29,200             892,899
Oriental Weavers Co.                                                        23,880             249,792
------------------------------------------------------------------------------------------------------
                                                                                         $   4,361,884
------------------------------------------------------------------------------------------------------
ESTONIA-0.6%
------------------------------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                                      42,400       $   1,082,184
------------------------------------------------------------------------------------------------------
                                                                                         $   1,082,184
------------------------------------------------------------------------------------------------------
GHANA-1.0%
------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                        210,900       $     234,073
Mobil Oil Ghana Ltd. (a)                                                    16,087              66,974
SSB Bank Ltd. (a)                                                          185,000             557,022
Standard Chartered Bank of Ghana Ltd.                                       10,200             192,453
Unilever Ghana Ltd.                                                        249,000             690,899
------------------------------------------------------------------------------------------------------
                                                                                         $   1,741,421
------------------------------------------------------------------------------------------------------
HONG KONG-4.4%
------------------------------------------------------------------------------------------------------
China Everbright Ltd.                                                    1,862,000       $     895,560
China Merchants Holdings International Co. Ltd.                            664,000             997,441
China Mobile Hong Kong Ltd.                                                330,400           1,004,764
China Petroleum & Chemical Corp.                                         5,774,000           2,355,053
China Resources Enterprise Ltd.                                             40,000              51,554
CNOOC Ltd.                                                               1,332,500             696,776
Lenovo Group Ltd.                                                          558,000             188,145
PetroChina Co. Ltd.                                                      1,672,300             896,003
Shanghai Industrial Holdings Ltd.                                           84,000             152,734
Sinopec-China Petroleum & Chemical Corp.                                 1,628,000             624,826
Travelsky Technology Ltd.                                                  301,000             247,007
------------------------------------------------------------------------------------------------------
                                                                                         $   8,109,863
------------------------------------------------------------------------------------------------------
HUNGARY-4.0%
------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt. (a)                                                 8,190       $     181,190
Delmagyarorszagi Aramszol Rt                                                 2,700             158,257
EGIS Rt                                                                      6,078             301,733
Fotex Rt. (a)                                                              478,034             326,886
Gedeon Richter Rt                                                           11,452           1,376,738
Magyar Tavkozlesi Rt. (ADR)                                                 37,300             762,412
MOL Magyar Olaj-es Gazipari Rt                                              32,405           1,587,185
NABI Bus Industries Rt. (a)                                                 24,894              71,458
OTP Bank Rt                                                                111,320           2,496,249
RABA Rt. (a)                                                                32,410             108,367
------------------------------------------------------------------------------------------------------
                                                                                         $   7,370,475
------------------------------------------------------------------------------------------------------
INDIA-1.1%
------------------------------------------------------------------------------------------------------
Bajaj Auto Ltd. (GDR)                                                        3,402       $      75,286
HDFC Bank Ltd. (ADR)                                                         5,700             193,515
Hindalco Industries Ltd. (GDR) (144A) (a)                                   11,041             323,501
ICICI Bank Ltd. (ADR)                                                        8,300             114,540
ITC Ltd.                                                                       900              22,263
Mahanagar Telephone Nigam Ltd. (ADR)                                        23,300             164,265
Ranbaxy Laboratories Ltd. (GDR)                                              2,900              69,600
Reliance Energy Ltd. (GDR) (144A) (a)                                        5,900             243,965
Reliance Industries Ltd. (GDR)                                              15,808             369,433
State Bank of India Ltd. (GDR)                                              11,800             293,230
Tata Motors Ltd. (GDR)                                                      11,700             104,949
------------------------------------------------------------------------------------------------------
                                                                                         $   1,974,547
------------------------------------------------------------------------------------------------------
INDONESIA-3.8%
------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                     1,717,500       $     258,533
Astra International Tbk PT                                               1,268,000             950,287
Bank Central Asia Tbk PT                                                 3,078,000             672,786
Bank Pan Indonesia Tbk PT                                                1,950,272              66,113
Ciputra Development Tbk PT (a)                                          12,232,500             552,750
Gudang Garam Tbk PT                                                         90,500             128,815
HM Sampoerna Tbk PT                                                      1,719,500           1,146,770
Indah Kiat Pulp & Paper Corp. Tbk PT (a)                                 1,095,000             101,816
Indofood Sukses Makmur Tbk PT                                            2,521,500             186,386
Indonesian Satellite Corp. Tbk PT                                        1,322,500             616,212
Kawasan Industri Jababeka Tbk PT (a)                                     1,250,000              15,686
Semen Gresik Persero Tbk PT                                                265,500             289,638
Telekomunikasi Indonesia Tbk PT (a)                                      3,432,160           1,554,963
Trimegah Securities Tbk PT                                               6,845,000             123,273
Unilever Indonesia Tbk PT                                                  852,700             302,901
------------------------------------------------------------------------------------------------------
                                                                                         $   6,966,929
------------------------------------------------------------------------------------------------------
ISRAEL-1.5%
------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                          94,366       $     260,981
Bank Leumi Le-Israel                                                       117,024             235,903
Bezeq Israeli Telecommunication Corp. Ltd. (a)                             203,846             191,697
Check Point Software Technologies                                           21,941             372,339
IDB Development Corp. Ltd.                                                     984              23,765
IDB Holding Corp. Ltd.                                                       7,103             140,744
Israel Chemicals Ltd.                                                      116,462             220,681
Koor Industries Ltd. (a)                                                     3,023             126,307
Partner Communications Co., Ltd. (a)                                        11,760              79,616
Teva Pharmaceutical Industries Ltd.                                         40,792           1,057,151
------------------------------------------------------------------------------------------------------
                                                                                         $   2,709,184
------------------------------------------------------------------------------------------------------
KENYA-0.9%
------------------------------------------------------------------------------------------------------
Athi River Mining Ltd. (a)                                                 561,200       $     100,400
Bamburi Cement Co. Ltd.                                                     53,500              56,437
Barclays Bank of Kenya Ltd.                                                 88,132             221,825
East African Breweries Ltd.                                                 57,500             374,584
Firestone East Africa Ltd.                                                 562,400              76,675
Kenya Airways Ltd.                                                       1,924,100             332,355
Kenya Commercial Bank Ltd.                                                  82,940              60,887
Kenya Power & Lighting Ltd. (a)                                            112,650             123,005
Nation Media Group Ltd.                                                     67,255             145,214
NIC Bank Ltd.                                                              147,120              82,137
Standard Chartered Bank Kenya Ltd.                                          68,420             112,275
Uchumi Supermarket Ltd. (a)                                                262,494              47,285
------------------------------------------------------------------------------------------------------
                                                                                         $   1,733,079
------------------------------------------------------------------------------------------------------
MALAYSIA-3.1%
------------------------------------------------------------------------------------------------------
Aokam Perdana Bhd (a) (b)                                                   65,899       $        --
British American Tobacco Malaysia Bhd                                       20,700             251,941
Commerce Asset Holdings Bhd                                                125,900             149,064
DRB-Hicom Bhd                                                              174,200              96,268
Gamuda Bhd                                                                 119,000             158,145
Genting Bhd                                                                 90,100             400,747
Hong Leong Credit Bhd                                                       39,500              45,169
Hong Leong Properties Bhd                                                   11,850               1,656
IOI Corp. Bhd                                                              153,000             376,461
IOI Oleochemical Industries Bhd                                              6,375              15,938
Kuala Lumpur Kepong Bhd                                                     44,900              79,235
Leader Universal Holdings Bhd (a)                                          659,000              68,394
Magnum Corp. Bhd                                                           186,380             118,229
Malakoff Bhd                                                               151,600             251,337
Malayan Banking Bhd                                                        183,355             530,887
Malaysia International Shipping Corp. Bhd                                   56,000             188,766
Maxis Communications Bhd                                                   189,900             424,889
Nestle Malaysia Bhd                                                          6,000              35,835
Petronas Gas Bhd                                                            71,000             129,855
Proton Holdings Bhd (a)                                                     87,300             188,384
Public Bank Bhd                                                            317,188             529,852
Resorts World Bhd                                                           74,000             194,764
Sapura Telecom Bhd                                                          39,300              17,559
Sime Darby Bhd                                                             286,700             434,037
Tanjong Plc                                                                 35,000             112,366
Telekom Malaysia Bhd                                                       118,700             349,890
Tenaga Nasional Bhd                                                         98,560             285,305
TIME Engineering Bhd (a)                                                   103,900              19,809
YTL Corp. Bhd                                                              145,860             168,891
YTL e-Solutions Bhd (a)                                                    517,000              23,809
------------------------------------------------------------------------------------------------------
                                                                                         $   5,647,482
------------------------------------------------------------------------------------------------------
MAURITIUS-0.9%
------------------------------------------------------------------------------------------------------
Air Mauritius Ltd. (a)                                                      83,400       $      53,750
Ireland Blyth Ltd.                                                          64,209              66,570
Mauritius Commercial Bank                                                  283,595             345,198
Mon Tresor & Mon Desert Ltd.                                                23,449              47,227
New Mauritius Hotels Ltd. (a)                                               65,400             114,078
Rogers & Co. Ltd.                                                           48,555             221,091
Shell Mauritius Ltd.                                                        22,000              69,352
State Bank of Mauritius Ltd.                                               641,899             539,600
Sun Resorts Ltd.                                                            45,730              76,404
United Basalt Products Ltd.                                                 85,125             146,099
------------------------------------------------------------------------------------------------------
                                                                                         $   1,679,369
------------------------------------------------------------------------------------------------------
MEXICO-6.5%
------------------------------------------------------------------------------------------------------
Alfa SA de CV                                                              290,572       $   1,095,777
America Movil SA de CV                                                     583,180           1,136,952
America Telecom SA de CV (a)                                                95,649             206,355
Carso Global Telecom SA de CV (a)                                          160,800             238,468
Cemex SA de CV                                                             397,106           2,232,013
Coca-Cola Femsa SA de CV                                                    19,000              37,242
Fomento Economico Mexicano SA de CV                                         97,800             431,426
Grupo Aeroportuario del Surests SA de CV (Class 'B' Shares)                  4,826              10,687
Grupo Bimbo SA de CV                                                       141,527             308,809
Grupo Carso SA de CV (a)                                                   191,000             874,387
Grupo Elektra SA de CV                                                       9,626              64,581
Grupo Financiero Inbursa SA                                                383,694             654,492
Grupo Iusacell SA de CV                                                    136,250             221,059
Grupo Mexico SA de CV (a)                                                   40,000             161,333
Grupo Televisa SA                                                          172,000             451,627
Hylsamex SA de CV (a)                                                       98,769             202,259
Kimberly-Clark de Mexico SA de CV                                          121,570             356,421
Telefonos de Mexico SA de CV (Telmex)                                      998,180           1,608,994
TV Azteca SA                                                               593,565             369,075
US Commercial Corp. SA de CV (a)                                           128,000              63,425
Wal-Mart de Mexico SA de CV                                                364,816           1,236,903
------------------------------------------------------------------------------------------------------
                                                                                         $  11,962,285
------------------------------------------------------------------------------------------------------
MOROCCO-1.7%
------------------------------------------------------------------------------------------------------
Banque Commerciale du Maroc                                                  3,980       $     416,702
Banque Marocaine du Commerce Exterieur (BMCE)                                6,620             401,704
Ciments du Maroc                                                             1,365             224,514
CTM                                                                          1,560              45,662
Holcim Maroc SA                                                              2,082             285,019
Lesieur Cristal SA                                                             754             113,746
ONA SA                                                                       8,174             830,044
Samir                                                                        6,247             246,150
Societe des Brasseries du Maroc (a)                                          1,640             272,884
Wafabank (a)                                                                 2,319             215,385
------------------------------------------------------------------------------------------------------
                                                                                         $   3,051,810
------------------------------------------------------------------------------------------------------
PERU-1.7%
------------------------------------------------------------------------------------------------------
Cementos Lima SA                                                             4,981       $      93,193
Cia de Minas Buenaventura SA                                                41,440             962,653
Cia de Minas Buenaventura SA (ADR)                                          36,649             870,414
Compania Minera Atacocha SA                                                 50,000              24,098
Credicorp Ltd.                                                              52,600             738,504
Ferreyros SA                                                                21,268              10,505
Grana y Montero SA                                                         100,000              17,662
Southern Peru Copper Corp. (ADR)                                             4,530             235,107
Union de Cervecerias Backus y Johnston SAA                                 465,255             140,670
------------------------------------------------------------------------------------------------------
                                                                                         $   3,092,806
------------------------------------------------------------------------------------------------------
PHILIPPINES-3.6%
------------------------------------------------------------------------------------------------------
Ayala Corp.                                                              2,092,800       $     241,684
Ayala Land, Inc.                                                         1,374,840             158,903
Bank of the Philippine Islands                                             441,720             357,179
Benpres Holdings Corp.                                                  31,820,000             316,253
Filinvest Land, Inc. (a)                                                10,307,550             208,955
Manila Electric Co. (a)                                                    394,286             168,124
Metropolitan Bank & Trust Co.                                              728,875             362,592
Petron Corp.                                                             7,477,423             385,263
Philippine Long Distance Telephone Co. (a)                                 114,060           2,835,370
San Miguel Corp. (Class 'B' Shares)                                        964,000           1,207,462
SM Prime Holdings, Inc.                                                  2,749,000             307,697
------------------------------------------------------------------------------------------------------
                                                                                         $   6,549,482
------------------------------------------------------------------------------------------------------
POLAND-3.5%
------------------------------------------------------------------------------------------------------
Agora SA (a)                                                                21,510       $     311,911
Bank BPH                                                                     3,226             410,558
Bank Millennium SA (a)                                                     196,243             161,042
Bank Pekao SA (a)                                                           36,600           1,253,699
Bank Zachodni WBK SA (a)                                                     7,350             173,339
ComputerLand SA (a)                                                         10,172             324,934
KGHM Polska Miedz SA (a)                                                    36,290             351,104
KGHM Polska Miedz SA (GDR) (a)                                              11,300             217,985
Orbis SA                                                                    60,680             401,033
Polski Koncern Naftowy Orlen SA                                            122,225           1,195,487
Prokom Software SA (a)                                                      13,781             641,930
Telekomunikacja Polska SA (GDR)                                            169,000             730,891
Telekomunikacja Polska SA (GDR) (144A)                                      76,100             329,117
------------------------------------------------------------------------------------------------------
                                                                                         $   6,503,030
------------------------------------------------------------------------------------------------------
RUSSIA-6.0%
------------------------------------------------------------------------------------------------------
Golden Telecom, Inc (ADR)                                                      700       $      19,971
Irkutskenergo (ADR)                                                         11,500             110,975
LUKOIL (ADR)                                                                16,050           2,002,238
Magadanenergo (a) (b)                                                    1,000,000              36,000
Mobile Telesystems (ADR)                                                     2,200             318,978
Mosenergo (ADR)                                                             12,900             192,855
OAO Gazprom (f)                                                          1,332,300           3,331,417
Samson (a) (b)                                                              86,191              11,205
Sberbank RF                                                                  1,300             540,800
Sberbank RF (GDR)                                                            8,042             334,547
Surgutneftegaz (ADR)                                                        27,700           1,000,247
Surgutneftegaz (ADR) (PFD Shares)                                           24,500           1,176,000
Unified Energy System (GDR)                                                 30,494             887,375
United Heavy Machinery Uralmash-Izhora Group (a)                             5,800              25,565
United Heavy Machinery Uralmash-Izhora Group (ADR) (a)                       6,900              30,360
United Heavy Machinery Uralmash-Izhora Group (ADR) (144A) (a)               37,600             165,440
Uralsvyazinform (ADR)                                                        6,329              46,961
VimpelCom (ADR) (a)                                                          6,500             707,200
Wimm-Bill-Dann Foods OJSC (ADR) (a)                                          4,000              61,000
------------------------------------------------------------------------------------------------------
                                                                                         $  10,999,134
------------------------------------------------------------------------------------------------------
SOUTH AFRICA-7.7%
------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                             33,490       $     336,710
Alexander Forbes Ltd.                                                      132,100             232,578
Anglo American Plc                                                          45,204           1,078,930
AngloGold Ashanti Ltd.                                                      12,562             487,060
AngloGold Ashanti Ltd. (ADR)                                                20,619             802,079
Barloworld Ltd.                                                             40,000             481,853
BidBEE Ltd. (a)                                                              5,662              38,694
Bidvest Group Ltd.                                                          32,037             311,711
Business Connection Group Ltd.                                              19,400              11,026
FirstRand Ltd.                                                             357,560             669,286
Foschini Ltd.                                                               27,423             120,915
Gold Fields Ltd.                                                            40,180             547,678
Impala Platinum Holdings Ltd.                                                8,261             662,156
JD Group Ltd.                                                               14,214             112,614
Johnnic Holdings Ltd. (a)                                                      200                 522
Metro Cash & Carry Ltd.                                                    773,240             305,713
MTN Group Ltd.                                                             229,880           1,094,193
Naspers Ltd.                                                                31,868             252,040
Nedcor Ltd.                                                                 22,183             203,844
Pick'n Pay Stores Ltd.                                                     104,260             326,064
Remgro Ltd.                                                                 82,705           1,048,661
Sanlam Ltd.                                                                304,100             514,739
Sappi Ltd.                                                                  23,820             337,782
Sasol Ltd.                                                                  91,536           1,703,102
Shoprite Holdings Ltd.                                                     126,153             200,676
Standard Bank Group Ltd.                                                   145,053           1,140,486
Steinhoff International Holdings Ltd.                                          700               1,054
Tiger Brands Ltd. (a)                                                       64,600             977,830
Tradehold Ltd. (a)                                                          29,862              12,913
Woolworths Holdings Ltd.                                                   111,296             152,978
------------------------------------------------------------------------------------------------------
                                                                                         $  14,165,887
------------------------------------------------------------------------------------------------------
SOUTH KOREA-6.6%
------------------------------------------------------------------------------------------------------
Daesang Corp.                                                               45,000       $     124,968
GS Holdings Corp. (a)                                                           54               1,156
Hana Bank                                                                   18,580             442,672
Hanwha Securities Co., Ltd.                                                 40,000              85,689
Hite Brewery Co., Ltd.                                                       1,950             142,931
Hynix Semiconductor, Inc.                                                   24,070             219,227
Hyundai Motor Co.                                                           17,770             817,918
Kangwon Land, Inc.                                                          36,658             394,407
Kookmin Bank (ADR)                                                          18,084             575,795
Korea Electric Power Corp.                                                  17,130             322,813
Korean Air Lines Co., Ltd.(a)                                                8,086             110,552
KTBNetwork Co., Ltd. (a)                                                    80,000             127,786
KT Corp.                                                                     3,700             119,773
KT&G Corp.                                                                  27,980             739,897
LG Card Co. Ltd.                                                            64,460             817,296
LG Chem Ltd. (GDR) (144A) (a)                                                4,620             175,331
LG Corp.                                                                       100               1,324
LG Electronics, Inc.                                                         9,019             517,906
POSCO                                                                        8,290           1,235,869
Samsung Corp.                                                               25,930             360,008
Samsung Electronics Co. Ltd.                                                 6,488           2,577,580
Samsung Fire & Marine Insurance Co. Ltd.                                     7,734             444,653
Samsung Securities Co. Ltd.                                                     70               1,187
Shinhan Financial Group Co. Ltd.                                            22,630             390,560
Shinsegae Co. Ltd.                                                           1,300             345,692
SK Securities Co. Ltd. (a)                                                 470,000             200,492
SK Telecom Co. Ltd.                                                          1,480             225,901
SK Telecom Co. Ltd. (ADR)                                                   26,341             512,332
Trigem Computer, Inc. (a)                                                   95,593             220,076
------------------------------------------------------------------------------------------------------
                                                                                         $  12,251,791
------------------------------------------------------------------------------------------------------
TAIWAN-2.7%
------------------------------------------------------------------------------------------------------
Acer, Inc. (GDR)                                                            19,761       $     133,796
Acer, Inc. (GDR) (144A)                                                     32,400             215,460
Asia Cement Corp. (GDR) (144A)                                              10,064              62,809
Asustek Computer, Inc. (GDR)                                                36,410              78,646
AU Optronics Corp. (ADR)                                                    27,258             341,270
China Steel Corp. (GDR)                                                     18,150             367,533
Chunghwa Telecom Co., Ltd. (ADR)                                            12,200             214,842
Evergreen Marine Corp. (GDR)                                                59,086             546,373
Fubon Financial Holding Co. Ltd. (GDR)                                      55,400             508,827
Hon Hai Precision Industry Co., Ltd. (GDR)                                  74,267             542,148
Macronix International Co., Ltd. (ADR) (a)                                  19,913              44,605
Synnex Technology International Corp. (GDR)                                 73,725             421,038
Teco Electric and Machinery Co. Ltd. (GDR)                                      42                 125
United Microelectronics Corp. (ADR) (a)                                    204,831             692,329
Walsin Lihwa Corp. (GDR)                                                   100,203             508,530
Yageo Corp. (GDR) (a)                                                       19,820              37,658
Yang Ming Marine Transport (GDR) (a)                                        29,287             262,954
------------------------------------------------------------------------------------------------------
                                                                                         $   4,978,943
------------------------------------------------------------------------------------------------------
THAILAND-2.4%
------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl (c)                                              128,900       $     311,165
Bangkok Bank Pcl (a)                                                       151,900             346,668
Bangkok Bank Pcl (a) (c)                                                   144,900             344,932
Bank of Ayudhya Pcl (a) (c)                                                196,400              49,782
BankThai Pcl (c)                                                           643,800              61,855
Banpu Pcl (c)                                                               33,000             127,738
BEC World Pcl (c)                                                          344,200             148,897
Delta Electronics (Thailand) Pcl (c)                                       282,270             129,330
Electricity Generating Pcl                                                  50,500              81,117
Hana Microelectronic Pcl (c)                                               119,000              58,516
Kasikornbank Pcl (a)(c)                                                    254,600             285,922
Loxley Pcl (c)                                                           1,762,600             171,899
National Finance Pcl (c)                                                   123,300              36,966
PTT Exploration & Production Pcl (c)                                        58,600             421,552
PTT Pcl (c)                                                                120,300             490,783
Ratchaburi Electricity Generating Holding Pcl (c)                          193,100             175,876
Saha-Union Pcl (c)                                                          98,700              43,840
Shin Corp. Pcl (c) (d)                                                     130,156             117,510
Siam Cement Pcl (d)                                                         88,600             509,662
Siam City Cement Pcl                                                        24,100             123,336
Siam Commercial Bank Pcl (d)                                                51,600              55,678
Thai Military Bank Pcl (a)(c)                                              589,100              52,617
Thai Petrochemical Industry Pcl (a)(c)                                     653,100             123,762
Thai Union Frozen Products Pcl                                             233,000             133,323
True Corp. Pcl (a)(c)                                                      159,968              20,890
------------------------------------------------------------------------------------------------------
                                                                                         $   4,423,616
------------------------------------------------------------------------------------------------------
TURKEY-3.5%
------------------------------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim Otoprodukor Grubu AS (a)                      18,721,037       $      80,384
Akbank TAS                                                             178,016,170             804,059
Aktas Electric (a) (b)                                                     280,000                --
Anadolu Efes Biracilik ve Malt Sanayii AS                               41,576,042             635,170
Arcelik AS (a)                                                          61,583,060             359,968
Eregli Demir ve Celik Fabrikalari TAS                                  146,993,481             537,007
Haci Omer Sabanci Holding AS                                           210,158,349             753,805
KOC Holding AS                                                         108,633,740             636,066
Migros Turk TAS                                                         42,464,070             235,520
Nortel Networks Netas Telekomunikasyon AS (a)                            1,764,000              38,080
Trakya CAM Sanayii AS                                                   60,699,550             153,211
Tupras Turkiye Petrol Rafine AS                                         17,441,000             142,872
Turk Hava Yollari Aninum Ortakligi (THY) AS (a)                         16,448,526              93,960
Turkcell Iletisim Hizmet AS                                            199,823,541             889,284
Turkcell Iletisim Hizmet AS (ADR)                                           25,803             289,252
Turkiye Garanti Bankasi AS (a)                                         110,970,457             372,235
Turkiye Is Bankasi                                                      93,024,881             339,845
Vestel Elektronik Sanayi va Ticaret AS (a)                              15,295,000              59,433
Yapi ve Kredi Bankasi (a)                                               95,811,000             251,381
------------------------------------------------------------------------------------------------------
                                                                                         $   6,671,532
------------------------------------------------------------------------------------------------------
VENEZUELA-0.8%
------------------------------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de Venezuela - CANTV (ADR)                   65,152       $   1,467,875
------------------------------------------------------------------------------------------------------
                                                                                         $   1,467,875
------------------------------------------------------------------------------------------------------
ZIMBABWE-0.4%
------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd. (a)                                                  597,393       $      27,762
Barclays Bank Zimbabwe                                                     675,245              30,057
Dawn Properties Unit                                                       123,277             105,358
Delta Corp. Ltd.                                                           807,488             140,899
Econet Wireless Holdings Ltd.                                              937,800              41,744
Meikles Africa Ltd.                                                         60,013              69,455
NMBZ Holdings Ltd.                                                         994,355               8,852
OK Zimbabwe                                                              1,059,353               7,545
Old Mutual PLC                                                              80,448             169,021
Pelhams Ltd. (a)                                                            86,835                 209
Wankie Colliery Co. Ltd. (a)                                               693,000              51,824
Zimbabwe Sun Ltd. (a)                                                      123,277                 549
------------------------------------------------------------------------------------------------------
                                                                                         $     653,275
------------------------------------------------------------------------------------------------------
Total Common Stocks
     (cost$92,291,462)                                                                   $ 157,743,200
------------------------------------------------------------------------------------------------------

PREFERRED STOCKS-4.1%

Security                                                                    Shares               Value
------------------------------------------------------------------------------------------------------
BRAZIL-4.0%
------------------------------------------------------------------------------------------------------
Banco Bradesco SA                                                           11,440       $     603,011
Banco Itau Holding Financeira SA                                         8,120,000             901,749
Bombril Cirio SA                                                       100,000,000             141,658
Brasil Telecom Participacoes SA                                         22,900,000             148,181
Cia de Bebidas das Americas                                              5,462,655           1,236,215
Cia Vale do Rio Doce                                                        68,700           1,316,810
Eletropaulo Metropolitana SA                                             5,767,190             153,308
Empresa Brasileira de Aeronautica SA                                       166,651           1,095,850
Investimentos Itau SA                                                      682,925             912,478
Lojas Americanas SA                                                     28,835,940             378,226
Net Servicos de Comunicacao SA (a)                                       1,641,110             332,929
Telecomunicacoes de Sao Paulo SA                                         1,086,432              19,000
Telesp Celular Participacoes SA                                        104,280,003             253,861
------------------------------------------------------------------------------------------------------
                                                                                         $   7,493,276
------------------------------------------------------------------------------------------------------

RUSSIA-0.1%
------------------------------------------------------------------------------------------------------
Central Telecommunications                                                 500,000       $     121,250
------------------------------------------------------------------------------------------------------
                                                                                         $     121,250
------------------------------------------------------------------------------------------------------
Total Preferred Stocks
     (cost $4,914,554)                                                                   $   7,614,526
------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS-7.8%

Security                                                                    Shares               Value
------------------------------------------------------------------------------------------------------
Butterfield Fund Thai Euro (b)                                              23,962       $     390,581
Framlington Bulgaria Fund, Ltd. (b) (d)                                     78,180              15,636
Genesis Chile Fund Ltd. (b)                                                  3,400             218,450
India Fund, Inc.                                                            95,800           2,275,250
iShares MSCI Taiwan Index Fund (g)                                         139,800           1,495,860
Korea Fund, Inc.                                                            26,900             555,216
Morgan Stanley India Investment Fund, Inc.                                  23,786             542,083
Romanian Investment Fund (b)                                                   615             234,161
Saudi Arabia Investment Fund Ltd. (b)                                       65,800           2,294,775
Societe Generale Baltic Republic Fund (b) (d)                               12,723             548,997
Societe Generale Romania Fund (b) (d)                                        6,450             190,275
Taiwan Fund, Inc.                                                           86,500             967,070
Taiwan Greater China Fund                                                  357,286           1,536,330
Thai-Euro Fund Ltd. (B Shares) (b)                                          39,938             598,072
Thailand International Fund (b)                                                  7             121,450
UTI India IT Fund Ltd. (b)                                                  22,300             437,415
Vietnam Enterprise Investments Ltd. (b)                                  1,376,733           1,831,055
Vietnam Growth Fund Ltd.                                                    13,235             134,997
------------------------------------------------------------------------------------------------------
Total Investment Funds
     (cost $9,528,450)                                                                   $  14,387,673
------------------------------------------------------------------------------------------------------

WARRANTS(A)-0.9%

Security                                                                    Shares               Value
------------------------------------------------------------------------------------------------------
Bank of Ayudhya Pcl (Thailand) (c)
expiring 9/3/08, strike THB 12.00                                           78,560        $      6,448

Bidvest Group Ltd. (South Africa)
expiring 12/8/06, strike ZAR 6,000.00                                        2,264               3,294

J.P. Morgan International Derivatives Ltd.
Call Warrant (Infosys Technologies
Ltd. (India) (144A)
expiring 1/28/05, strike INR .0001 (b)                                         590              89,665

J.P. Morgan International Derivatives Ltd.
Call Warrant (Taiwan Semiconductor Company Ltd.
(Taiwan) (144A) expiring 3/24/05, strike, TWD .000081) (b)                 754,200           1,190,957

Land and Houses Pcl (Thailand) (d)
(expiring 9/2/08, strike THB 2.345)                                      2,072,000             367,633
------------------------------------------------------------------------------------------------------
Total Warrants
    (cost $998,852)                                                                       $  1,657,997
------------------------------------------------------------------------------------------------------
Total Long Term Investments- 98.7%
    (cost $107,733,318)                                                                   $181,403,396
------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT-1.1%
                                                                       Principal
Security                                                               Amount (000)              Value
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase
Agreement, dated 9/30/2004,1.40%,
due 10/1/2004 (e) (cost $1,933,000)                                    $     1,933       $   1,933,000
------------------------------------------------------------------------------------------------------
Total Investments-99.8%
     (cost $109,666,318)                                                                 $ 183,336,396
------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-0.2%                                                            331,511
------------------------------------------------------------------------------------------------------
NET ASSETS-100%                                                                          $ 183,667,907
------------------------------------------------------------------------------------------------------
(ADR)  - American Depository Receipt.
(GDR)  - Global Depository Receipt.
(144A) - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Investment fund is in the process of being liquidated.
(e) Repurchase price of $1,933,075. Collateralized by $1,965,000 Federal Home Loan Corp. 2.88% due
    12/29/06. The aggregate market value, including accrued interest, of the collateral was
    $1,976,106.
(f) Represent financial contracts with an off-shore broker whereby 1 contract is equal to 1 share of the indicated security.
(g) Exchange-traded fund.

The cost and unrealized appreciation (depreciation) in value of the investments at Sempember 30,
2004, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                                           $ 112,938,314
                                                                                         -------------
Gross unrealized appreciation                                                            $  82,865,902
Gross unrealized depreciation                                                               (5,923,828)
                                                                                         -------------
Net unrealized appreciation                                                              $  76,942,074
                                                                                         -------------
The net unrealized appreciation on foreign currency at September 30, 2004 on a federal income tax basis was $13,051.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:  /s/ Michael W. Weilheimer
         -----------------------------------------
         Michael W. Weilheimer
         President and Principal Executive Officer

Date:    November 19, 2004
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Michael W. Weilheimer
         -----------------------------------------
         Michael W. Weilheimer
         President and Principal Executive Officer

Date:    November 19, 2004
         -----------------

By:  /s/ Bryan J. Doddy
         -----------------------------------------
         Bryan J. Doddy
         Treasurer and Principal Financial Officer

Date:    November 19, 2004
         -----------------